Other Assets - Schedule of Other Assets (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Other Assets [abstract]
Investment tax credits	CAD 9.2	CAD 14.1
Transaction costs on long-term debt	4.9	5.8
Other assets	14.1	19.9
Less current portion	4.7	4.7
Long-term portion	CAD 9.4	CAD 15.2